John Deere Owner Trust 2006	Exhibit 99.1
Statement to Noteholders

$183,500,000 Class A-1 5.36417% Asset Backed Notes due July 13,2007

$123,000,000 Class A-2 5.41% Asset Backed Notes due November 17, 2008

$272,000,000 Class A-3 5.38% Asset Backed Notes due July 15, 2010

$211,970,000 Class A-4 5.39% Asset Backed Notes due June 17, 2013

 $12,040,248 Asset Backed Certificates

Payment Date:	15-Sep-06

(1) Before giving effect to distributions on this Payment Date:

(a)	(i) outstanding principal amount of Class A-1 Notes:	$153,006,590.88
(ii) A-1 Note Pool Factor:	0.8338234

(b)	(i) outstanding principal amount of Class A-2 Notes:	$123,000,000.00
(ii) A-2 Note Pool Factor:	1.0000000

(c)	(i) outstanding principal amount of Class A-3 Notes:	$272,000,000.00
(ii) A-3 Note Pool Factor:	1.0000000

(d)	(i) outstanding principal amount of Class A-4 Notes:	$211,970,000.00
(ii) A-4 Note Pool Factor:	1.0000000

(e)	(i) Certificate Balance	$12,040,248.00
(ii) Certificate Pool Factor:	1.0000000

(2) Amount of principal being paid on the Notes:

(a)	Class A-1 Notes:	$14,504,534.67
per $1,000 original principal amount:	$79.04

(b)	Class A-2 Notes:	$0.00
per $1,000 original principal amount:	$0.00

(c)	Class A-3 Notes:	$0.00
per $1,000 original principal amount:	$0.00

(d)	Class A-4 Notes:	$0.00
per $1,000 original principal amount:	$0.00

(e)	Total	$14,504,534.67

(3) (a) Amount of interest being paid on Notes:

(i)	Class A-1 Notes:	$706,759.84
per $1,000 original principal amount:	$3.85

(ii)	Class A-2 Notes:	$554,525.00
per $1,000 original principal amount:	$4.51

		(iii) Class A-3 Notes:	$1,219,466.67
		per $1,000 original principal amount:	$4.48

		(iv) Class A-4 Notes:	$952,098.58
		per $1,000 original principal amount:	$4.49

		(v) Total	$3,432,850.09

(4)		(a) Pool Balance (excluding accrued interest)

		(i) at beginning of related Collection Period:	$765,912,530.11
		(ii) at end of related Collection Period:	$749,531,637.75

(b) Note Value

		(i) at beginning of related Collection Period:	$772,016,839.18
		(ii) at end of related Collection Period:	$757,512,304.51

(c) Pool Face Amount

		(i) at beginning of related Collection Period:	$912,011,805.37
		(ii) at end of related Collection Period:	$891,495,173.31

(5) After giving effect to distributions on this Payment Date:

(a)	(i)	outstanding principal amount of Class A-1 Notes:	$138,502,056.21
	(ii)	A-1 Note Pool Factor:	0.7547796

(b)	(i)	outstanding principal amount of Class A-2 Notes:	$123,000,000.00
	(ii)	A-2 Note Pool Factor:	1.0000000

(c)	(i)	outstanding principal amount of Class A-3 Notes:	$272,000,000.00
	(ii)	A-3 Note Pool Factor:	1.0000000

(d)	(i)	outstanding principal amount of Class A-4 Notes:	$211,970,000.00
	(ii)	A-4 Note Pool Factor:	1.0000000

(e)	(i)	Certificate Balance	$12,040,248.00
	(ii)	Certificate Pool Factor:	1.0000000

(6) Amount of Servicing Fee:			$638,260.44
		per $1,000 original principal amount:	$0.80
(a) Amount of Servicing Fee earned:			$638,260.44
(b) Amount of Servicing Fee paid:			$638,260.44
(c) Amount of Servicing Fee Shortfall:			$0.00

(7) Amount of Administration Fee:			$100.00

(8) Aggregate Purchase Amounts for Collection Period:			$0.00

(9) (i)	Amount in Reserve Account:		$12,037,654.00
(ii)	Specified Reserve Account Balance:		12,037,654.00

(10) (i)	Scheduled Payments of Receivables 60 days or more past due:		$321,019.00
(ii)	Scheduled Payments of Receivables 60 days or more past due as a percent of the Pool Balance:		0.04%

(11)	(i)	Face Amount of Receivables 60 days or more past due:	$4,057,627.00
	(ii)	Face Amount of Receivables 60 days or more past due as a% of the Pool Face Amount:	0.46%
	(iii)	Face Amount of Receivables 60 days or more past due as a% of the Pool Balance:	0.54%
	(iv)	Rolling three month 60 days or more past due as a% of Pool Balance (Average Delinquency Ratio):	0.29%

(12)	(i)	Aggregate amount of net losses for the collection period	($3,735.15)
	(ii)	cumulative amount of net losses:	$22,171.99
	(iii)	Cumulative net loss as a percent of Initial Pool Balance (Cumulative Net Loss Ratio)	0.00%

(13) If the payment Date is in June 2008 or December 2008:
	(i)	Average Delinquency Ratio Test is met:	NA
	(ii)	Cumulative Net Loss Ratio Test is met:	NA
	(iii)	Specified Reserve Reduction Trigger is met:	NA
	(iv)	Reserve Account reduction as a result of Specified Reserve Reduction Trigger:	NA